Stockholders' Equity (Details 5) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, Outstanding, Beginning Balance	3,208,410	2,026,554
Restricted Shares, Granted	43,167	1,472,475
Restricted Shares, Canceled	0	0
Restricted Shares, Vested	(45,667)	(286,494)
Restricted Shares, Expired/Forfeited	(5,375)	(4,125)
Restricted Shares, Outstanding, Ending Balance	3,200,535	3,208,410
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 4.46	$ 3.59
Weighted Average Grant Date Fair Value, Granted	9.00	5.43
Weighted Average Grant Date Fair Value, Canceled	0	0
Weighted Average Grant Date Fair Value, Vested	6.94	3.33
Weighted Average Grant Date Fair Value, Expired/Forfeited	6.23	4.3
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 4.48	$ 4.46